HC Advisors Shares | The Real Estate Securities Portfolio
The Real Estate Securities Portfolio
Investment Objective
The investment objective of The Real Estate Securities Portfolio is to provide total return consisting of both capital appreciation and current income.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	HC Advisors Shares The Real Estate Securities Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	HC Advisors Shares The Real Estate Securities Portfolio
Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.76%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	1.13%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	HC Advisors Shares The Real Estate Securities Portfolio
1 Year	115
3 Years	359
5 Years	622
10 Years	1,375

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 53.50% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a portfolio of equity and debt securities issued by U.S. and non-U.S. real estate-related companies, including companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio’s permissible investments include equity and equity-related securities of real estate-related companies, including common stock, preferred stock, convertible securities, warrants, options, depositary receipts and other similar equity equivalents. The Portfolio also may invest in equity and equity-related and fixed income securities, including debt securities, mortgage-backed securities and high yield debt. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in securities issued by real estate-related companies. The Portfolio may also invest in companies which are located in emerging markets countries, as well as companies of any market capitalization.

Consistent with its investment style, the Portfolio’s Specialist Manager may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.
Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
  Call/Prepayment Risk – When interest rates are declining, issuers of fixed income securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.
  Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Credit risk is greater for lower quality or “junk bonds.” In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.
  Derivative Risk – The value of derivative instruments, including option and futures contracts, may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.
  Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.
  Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.
  Exchange-Traded Funds Risk – An investment by the Portfolio in ETFs generally presents the same primary risks as an investment in other investment companies. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop or maintain an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments.
  Extension Risk – Fixed income securities held by the Portfolio are subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.
  Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.
  Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.
  Interest Rate Risk – One of the risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.
  Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the other investment companies.
  Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.
  Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.
  Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.
  Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.
  Non-Diversification Risk – The Portfolio is classified as non-diversified for purposes of the Investment Company Act of 1940, as amended (the “Investment Company Act”). This means that, with respect to 50% of its investment portfolio, there is no limit on the percentage of assets that can be invested in a single issuer. Accordingly, an investment in a non-diversified fund may entail greater risk than would otherwise be the case because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolio.
  Real Estate Markets and REIT Risk – Investments in the Portfolio will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices may also fall because of the failure of borrowers to pay their loans and/or poor management. The value of real estate (and real estate securities) may also be affected by increases in property taxes and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks.
  Sector/Concentration Risk – Because the Portfolio concentrates its investments in real estate securities, it may be subject to greater risks of loss as a result of economic, business or other developments than a fund representing a broader range of industries. The Portfolio may be subject to risks associated with direct ownership of real estate, such as changes in economic conditions, interest rates, availability of mortgage funds, property values, increases in property taxes and operating expenses, increased competition, environmental problems, changes in zoning laws and natural disasters.
  Small/Mid Cap Risk – Many companies in the investable universe are classified as small or mid cap companies. Small and mid-cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies. Companies with a market capitalization between $500 million and $5 billion would likely be included in the “small cap” range and companies with a market capitalization between $5 billion and $15 billion would likely be included in the “mid cap” range.
There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.
Performance Bar Chart and Table Performance.
The chart and table below show how The Real Estate Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s HC Advisors Shares yearly performance for each full calendar year since the Portfolio’s HC Advisors Shares inception on July 6, 2010. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns as of 12/31
[1]	Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Advisors Shares before-tax return for the period from January 1, 2013 through March 31, 2013 (non-annualized) was 6.47%. The Portfolio’s HC Advisors Shares ceased operations in May, 2013, therefore performance is shown through the most recently completed calendar quarter ended March 31, 2013.

Best quarter:	4th Qtr. 2011	15.07%
Worst quarter:	3rd Qtr. 2011	(14.48)%

Average Annual Total Returns (for the periods ended 12/31/12)
Average Annual Total Returns HC Advisors Shares	One Year	Since Inception	Inception Date
The Real Estate Securities Portfolio	17.80%	22.17%	Jul. 06, 2010
The Real Estate Securities Portfolio - After Taxes on Distributions	12.14%	15.05%	Jul. 06, 2010
The Real Estate Securities Portfolio - After Taxes on Distributions and Sale of Portfolio Shares	17.65%	17.25%	Jul. 06, 2010
The Real Estate Securities Portfolio Dow-Jones US Select Real Estate Securities Index (reflects no deduction for fees, expenses or taxes)	17.09%	21.57%	Jul. 06, 2010

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.